Income Taxes (Tables)	12 Months Ended
Sep. 30, 2014
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
The provisions for income taxes consisted of the following for the years ended September 30:

	2014	2013	2012
Currently payable:
United States - Federal	$45.1	$45.1	$72.8
State	7.0	6.4	6.5
Foreign	62.1	66.1	80.1
Total current	114.2	117.6	159.4
Deferred:
United States - Federal	2.7	37.0	(2.9)
State	0.2	2.4	(0.2)
Foreign	0.3	3.9	0.2
Total deferred	3.2	43.3	(2.9)
Provision for income taxes	$117.4	$160.9	$156.5

Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]	The source of pre-tax earnings was:

	2014	2013	2012
United States	$92.7	$247.3	$178.3
Foreign	380.8	320.6	387.1
Pre-tax earnings	$473.5	$567.9	$565.4

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
A reconciliation of income taxes with the amounts computed at the statutory federal income tax rate follows:

	2014		2013		2012
Computed tax at federal statutory rate	$165.7	35.0%	$198.8	35.0%	$197.9	35.0%
State income taxes, net of federal tax benefit	2.0	0.4	5.5	1.0	4.1	0.7
Foreign tax less than the federal rate	(56.9)	(12.0)	(47.1)	(8.3)	(55.6)	(9.8)
Adjustments to prior years' tax accruals	(7.7)	(1.6)	(8.3)	(1.5)	(7.0)	(1.2)
Other taxes including repatriation of foreign earnings	15.2	3.2	17.4	3.1	16.2	2.9
Nontaxable share option	(4.3)	(0.9)	(5.4)	(1.0)	(2.0)	(0.4)
Other, net	3.4	0.8	—	—	2.9	0.5
Total	$117.4	24.9%	$160.9	28.3%	$156.5	27.7%

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
The deferred tax assets and deferred tax liabilities recorded on the balance sheet at September 30 for the years indicated are as follows and include current and noncurrent amounts:

	2014	2013
Deferred tax liabilities:
Depreciation and property differences	$(77.3)	$(83.8)
Intangible assets	(623.8)	(580.7)
Other tax liabilities	(11.6)	(8.5)
Gross deferred tax liabilities	(712.7)	(673.0)
Deferred tax assets:
Accrued liabilities	122.5	104.4
Deferred and stock-related compensation	81.4	102.5
Tax loss carryforwards and tax credits	13.4	10.4
Intangible assets	45.7	17.1
Postretirement benefits other than pensions	2.9	2.6
Pension plans	111.1	81.3
Inventory differences	4.4	28.6
Other tax assets	20.9	5.6
Gross deferred tax assets	402.3	352.5
Valuation allowance	(13.3)	(9.5)
Net deferred tax liabilities	$(323.7)	$(330.0)

Summary of Income Tax Contingencies [Table Text Block]
Unrecognized tax benefits activity for the years ended September 30, 2014 and 2013 are summarized below:

	2014	2013
Unrecognized tax benefits, beginning of year	$37.3	$41.0
Additions based on current year tax positions and acquisitions	4.2	3.4
Reductions for prior year tax positions	(0.1)	(0.3)
Settlements with taxing authorities/statute expirations	(3.6)	(6.8)
Unrecognized tax benefits, end of year	$37.8	$37.3